SHARE-BASED COMPENSATION - Nonvested restricted shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other disclosures
Compensation expense	$ 12,284	$ 31,603	$ 28,016
Nonvested restricted shares [Member]
Other disclosures
Compensation expense	3,952	$ 3,917	$ 4,112
Unrecognized compensation expense	$ 10,234
Expected weighted-average period for unrecognized compensation expense to be recognized	4 years 6 months 7 days
Kaixin Nonvested restricted shares
Other disclosures
Unrecognized compensation expense	$ 4,859
Total fair value of shares vested	$ 3,231
Expected weighted-average period for unrecognized compensation expense to be recognized	2 years 5 months 5 days